Discontinued Operations	12 Months Ended
Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [abstract]
Discontinued Operations
6.
Discontinued operations

The Green Roads operations acquired as part of the Valens acquisition were classified as held for sale and discontinued operations as the carrying amount of the disposal group was expected to be recovered through a sale transaction rather than through continued use.

Green Roads filed for bankruptcy on March 6, 2023. A successful bid of US$3.1 million was accepted and the sale was approved at a court hearing on May 10, 2023. The disposition of Green Roads closed on May 31, 2023 and a loss on disposition of $2.3 million was recorded.

The consolidated statement of loss and comprehensive loss and consolidated statement of cash flows have been presented to show the discontinued operations separately from continuing operations.

Results of discontinued operations

	Year ended December 31
	2024	2023
Net revenue	—	7,510
Cost of sales	—	3,841
Gross profit	—	3,669

General and administrative	—	3,639
Sales and marketing	—	1,817
Depreciation and amortization	—	450
Operating loss	—	(2,237)

Finance costs	—	(16)
Loss on disposition	—	(2,282)
Net loss	—	(4,535)